                        DELAWARE GROUP EQUITY FUNDS III

                        Delaware American Services Fund
                         Delaware Small Cap Growth Fund
                    Delaware Technology and Innovation Fund
                              Delaware Trend Fund

                                (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                             dated August 27, 2002

The Board of Trustees has approved the following changes in sales charges for all Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in these Prospectuses to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware American Services Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware American Services Fund":

                             Average annual returns for periods ending 12/31/01

                                                          1 year     Lifetime**
-------------------------------------------------------------------------------
 Class A return before taxes                                5.67%       22.14%
-------------------------------------------------------------------------------
 Class A return after taxes on distributions                5.64%       17.02%
-------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
 of Fund shares                                             3.48%       15.31%
-------------------------------------------------------------------------------
 Class B return before taxes*                                N/A         8.73%
-------------------------------------------------------------------------------
 Class C return before taxes*                                N/A        11.73%
-------------------------------------------------------------------------------
 S&P 500 Composite Stock Index
 (reflects no deduction for fees, expenses or taxes)      -11.88%       12.93%
-------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. The one-year calendar returns are not shown for Class B and Class C shares because the classes commenced operations after the beginning of the calendar year. If shares were not redeemed, the returns before taxes for Class B and Class C would be 11.55% for the lifetime periods.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A shares of the Fund was December 29, 1999 and Class B and Class C shares was February 28, 2001. S&P 500 Composite Stock Index returns are for 10 years. Index return for Class B and Class C lifetimes was -6.36%.

                                                                  PS-064
                                                              (J8595) BUR 9/02

What are the Fund's fees and expenses?

----------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid          CLASS                                                                A           B         C
directly from your                   ---------------------------------------------------------------------------------------------
investments when you buy or          Maximum sales charge (load) imposed on purchases as a
sell shares of the Fund.              percentage of offering price                                    5.75%        none      none
                                     ---------------------------------------------------------------------------------------------
                                     Maximum contingent deferred sales charge (load) as a
                                      percentage of original purchase price or redemption price,
                                      whichever is lower                                               none(1)    4.00%(2)  1.00%(3)
                                     ---------------------------------------------------------------------------------------------
                                     Maximum sales charge (load) imposed on reinvested dividends       none        none      none
                                     ---------------------------------------------------------------------------------------------
                                     Redemption fees                                                   none        none      none
----------------------------------------------------------------------------------------------------------------------------------
Annual fund operating                CLASS                                                            A           B        C
expenses are deducted from           ---------------------------------------------------------------------------------------------
the Fund's assets.                   Management fees                                                  0.75%       0.75%     0.75%
                                     ---------------------------------------------------------------------------------------------
                                     Distribution and service (12b-1) fees                            0.25%(4)    1.00%     1.00%
                                     ---------------------------------------------------------------------------------------------
                                     Other expenses                                                   1.96%       1.96%     1.96%
                                     ---------------------------------------------------------------------------------------------
                                     Total operating expenses                                         2.96%       3.71%     3.71%
                                     ---------------------------------------------------------------------------------------------
                                     Fee waivers and payments(5)                                     (1.51%)     (1.51%)   (1.51%)
                                     ---------------------------------------------------------------------------------------------
                                     Net expenses(5)                                                  1.45%       2.20%     2.20%
----------------------------------------------------------------------------------------------------------------------------------
This example is intended to          CLASS(7)                        A         B            B            C               C
help you compare the cost of                                                         (if redeemed)             (if redeemed)
investing in the Fund to the         ---------------------------------------------------------------------------------------------
cost of investing in other            1 year                        $714     $223          $623         $223            $323
mutual funds with similar            ---------------------------------------------------------------------------------------------
investment objectives. We             3 years                     $1,304     $996        $1,271         $996            $996
show the cumulative amount of        ---------------------------------------------------------------------------------------------
Fund expenses on a                    5 years                     $1,918   $1,788        $2,013       $1,788          $1,788
hypothetical investment of           ---------------------------------------------------------------------------------------------
$10,000 with an annual 5%            10 years                     $3,565   $3,696        $3,696       $3,861          $3,861
return over the                      ---------------------------------------------------------------------------------------------
time shown.(6) This is an
example only, and does not
represent future expenses,
which may be greater or less
than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares' 12b-1 fee through August 31, 2003 to no more than 0.25% of average daily net assets.

(5) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Small Cap Growth Fund only:

The following information, which reflects the new sales charges described above, replaces the fee tables on page 3 of the Prospectus under "Profile:
Delaware Small Cap Growth Fund":

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid               CLASS                                                              A        B        C
directly from your                        ------------------------------------------------------------------------------------------
investments when you buy or               Maximum sales charge (load) imposed on purchases as a
sell shares of the Fund.                   percentage of offering price                                  5.75%      none     none
                                          ------------------------------------------------------------------------------------------
                                          Maximum contingent deferred sales charge (load) as a
                                           percentage of original purchase price or redemption price,
                                           whichever is lower                                             none(1)  4.00%(2) 1.00%(3)
                                          ------------------------------------------------------------------------------------------
                                          Maximum sales charge (load) imposed on reinvested dividends     none      none     none
                                          ------------------------------------------------------------------------------------------
                                          Redemption fees                                                 none      none     none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating                     CLASS                                                              A         B       C
expenses are deducted from                ------------------------------------------------------------------------------------------
the Fund's assets.                        Management fees                                                1.00%     1.00%    1.00%
                                          -----------------------------------------------------------------------------------------
                                          Distribution and service (12b-1) fees                          0.25%(4)  1.00%    1.00%
                                          ------------------------------------------------------------------------------------------
                                          Other expenses                                                 5.08%     5.08%    5.08%
                                          ------------------------------------------------------------------------------------------
                                          Total operating expenses                                       6.33%     7.08%    7.08%
                                          ------------------------------------------------------------------------------------------
                                          Fee waivers and payments(5)                                   (4.73%)   (4.73%)  (4.73%)
                                          ------------------------------------------------------------------------------------------
                                          Net expenses                                                   1.60%     2.35%    2.35%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to                CLASS(7)                          A        B             B            C                C
help you compare the cost of                                                             (if redeemed)                 (if redeemed)
investing in the Fund to the              ------------------------------------------------------------------------------------------
cost of investing in other                  1 year                        $728     $238          $638         $238            $338
mutual funds with similar                 ------------------------------------------------------------------------------------------
investment objectives. We                   3 years                     $1,946   $1,662        $1,937       $1,662          $1,662
show the cumulative amount of             ------------------------------------------------------------------------------------------
Fund expenses on a                          5 years                     $3,131   $3,026        $3,251       $3,026          $3,026
hypothetical investment of                ------------------------------------------------------------------------------------------
$10,000 with an annual 5%                  10 years                     $5,959   $6,076        $6,076       $6,198          $6,198
return over the time shown.(6)
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares' 12b-1 fee through August 31, 2003 to no more than 0.25% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.35% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Technology and Innovation Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware Technology and Innovation Fund":

                             Average annual returns for periods ending 12/31/01

                                                          1 year     Lifetime**
--------------------------------------------------------------------------------
 Class A return before taxes                              -64.47%      -49.76%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions              -64.47%      -49.94%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
   of Fund shares                                         -39.26%      -36.72%
--------------------------------------------------------------------------------
 Class B return before taxes*                             -64.02%      -49.35%
--------------------------------------------------------------------------------
 Class C return before taxes*                             -62.90%      -48.78%
--------------------------------------------------------------------------------
 NASDAQ Composite Index (reflects no deduction for
   fees, expenses or taxes)                               -21.05%       12.77%
--------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the NASDAQ Composite Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be -62.52% and -48.59% for the one-year and lifetime periods, respectively. If shares were not redeemed, returns before taxes for Class C would be -62.52% and -48.59% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception date for Class A, Class B and Class C shares of the Fund was December 29, 1999. NASDAQ Composite Index returns are for 10 years. Index returns for Class B and Class C lifetimes were -30.77%.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid           CLASS                                                                A          B       C
directly from your                    Maximum sales charge (load) imposed on purchases as a
investments when you buy or            percentage of offering price                                    5.75%       none     none
sell shares of the Fund.              ----------------------------------------------------------------------------------------------
                                      Maximum contingent deferred sales charge (load) as a
                                       percentage of original purchase price or redemption price,
                                       whichever is lower                                               none(1)   4.00%(2) 1.00%(3)
                                      ----------------------------------------------------------------------------------------------
                                      Maximum sales charge (load) imposed on reinvested dividends       none       none     none
                                      ----------------------------------------------------------------------------------------------
                                      Redemption fees                                                   none       none     none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating                 Management fees                                                  0.75%      0.75%    0.75%
expenses are deducted from            ----------------------------------------------------------------------------------------------
the Fund's assets.                    Distribution and service (12b-1) fees                            0.25%(4)   1.00%    1.00%
                                      ----------------------------------------------------------------------------------------------
                                      Other expenses                                                   1.93%      1.93%    1.93%
                                      ----------------------------------------------------------------------------------------------
                                      Total operating expenses                                         2.93%      3.68%    3.68%

                                      ----------------------------------------------------------------------------------------------
                                      Fee waivers and payments(5)                                     (1.48%)    (1.48%)  (1.48%)
                                      ----------------------------------------------------------------------------------------------
                                      Net expenses(5)                                                  1.45%      2.20%    2.20%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
This example is intended to           CLASS(7)                       A        B                B           C                  C
help you compare the cost of                                                        (if redeemed)                  (if redeemed)
investing in the Fund to the          -------------------------------------------------------------------------------------------
cost of investing in other              1 year                     $714     $223            $623         $223              $323
mutual funds with similar             -------------------------------------------------------------------------------------------
investment objectives. We               3 years                  $1,298     $990          $1,265         $990              $990
show the cumulative amount of         -------------------------------------------------------------------------------------------
Fund expenses on a                      5 years                  $1,906   $1,777          $2,002       $1,777            $1,777
hypothetical investment of            -------------------------------------------------------------------------------------------
$10,000 with an annual 5%              10 years                  $3,540   $3,671          $3,671       $3,837            $3,837
return over the time shown.(6)
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
---------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares' 12b-1 fee through August 31, 2003 to no more than 0.25% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Trend Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware Trend Fund":

                                                                  Average annual returns for periods ending 12/31/01
--------------------------------------------------------------------------------------------------------------------
                                                                                                         10 years or
                                                                                 1 year      5 years      lifetime**
--------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                     -19.77%      11.68%        13.98%
--------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                     -19.77%       9.33%        11.15%
--------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares             -12.04%       9.26%        10.76%
--------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                    -18.86%      11.93%        14.40%
--------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                    -16.36%      12.22%        12.43%
--------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index
 (reflects no deduction for fees, expenses or taxes)                              -9.23%       2.87%         7.19%
--------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell 2000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be - 15.48%, 12.22% and 14.40% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, returns before taxes for Class C would be -15.51%, 12.22% and 12.43% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Fund were September 6, 1994 and November 29, 1995, respectively. Russell 2000 Growth Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 7.31% and 4.54%, respectively.

What are the Fund's fees and expenses?

----------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid           CLASS                                                                A         B        C
directly from your                    --------------------------------------------------------------------------------------------
investments when you buy or           Maximum sales charge (load) imposed on purchases as a
sell shares of the Fund.               percentage of offering price                                    5.75%      none     none
                                      --------------------------------------------------------------------------------------------
                                      Maximum contingent deferred sales charge (load) as a
                                       percentage of original purchase price or redemption price,
                                       whichever is lower                                               none(1)  4.00%(2) 1.00%(3)
                                      --------------------------------------------------------------------------------------------
                                      Maximum sales charge (load) imposed on reinvested dividends       none      none     none
                                      --------------------------------------------------------------------------------------------
                                      Redemption fees                                                   none      none     none
----------------------------------------------------------------------------------------------------------------------------------
Annual fund operating                 CLASS                                                               A         B        C
expenses are deducted from            --------------------------------------------------------------------------------------------
the Fund's assets.                    Management fees                                                  0.71%     0.71%    0.71%
                                      Distribution and service (12b-1) fees                            0.29%(4)  1.00%    1.00%
                                      Other expenses                                                   0.45%     0.45%    0.45%
                                      Total operating expenses                                         1.45%     2.16%    2.16%
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
This example is intended to           CLASS(6)                              A         B             B           C            C
help you compare the cost of                                                             (if redeemed)             (if redeemed)
investing in the Fund to the          ------------------------------------------------------------------------------------------
cost of investing in other             1 year                             $714     $219          $619         $219         $319
mutual funds with similar             ------------------------------------------------------------------------------------------
investment objectives. We              3 years                          $1,007     $676          $951         $676         $676
show the cumulative amount of         ------------------------------------------------------------------------------------------
Fund expenses on a                     5 years                          $1,322   $1,159        $1,384       $1,159       $1,159
hypothetical investment of            ------------------------------------------------------------------------------------------
$10,000 with an annual 5%             10 years                          $2,210   $2,313        $2,313       $2,493       $2,493
return over the time shown.(5)
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
---------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25%
     during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expense for Delaware Trend Fund's Class A that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%. Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware American Services Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share class -- Class B" on page 13 for Delaware American Services Fund and Delaware Technology and Innovation Fund and on page 11 for Delaware Small Cap Growth Fund and Delaware Trend Fund:

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

This Supplement is dated September 16, 2002.